Structured entities - Total assets of consolidated structured entities by entity type (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 2,715,152	$ 2,558,124	$ 2,521,771
Total
Disclosure of information about consolidated structured entities [line items]
Total assets	31,700	25,800
Conduits
Disclosure of information about consolidated structured entities [line items]
Total assets	8,600	9,200
Securitisations
Disclosure of information about consolidated structured entities [line items]
Total assets	9,600	5,700
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Total assets	6,800	6,500
Other
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 6,700	$ 4,400